The Tax-Exempt Bond Fund of America , Inc.
                             333 South Hope Street
                       Los Angeles, California 90071-1406

                              Phone (213) 486 9200
                               Fax (213) 486 9455
                             Email jfw@capgroup.com

                               Julie F. Williams
                                   Secretary





                                November 5, 2004



Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

         Re:      The Tax-Exempt Bond Fund of America, Inc.
                  File Nos.  2-49291 and 811-2421

Dear Sir or Madam:

     Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statements of Additional Information since the electronic filing on 11/1/04 of Registrant's Post-Effective Amendment No. 34 under the Securities Act of 1933 and Amendment No. 34 under the Investment Company Act of 1940.

                                Sincerely,


                                /s/ Julie F. Williams
                                Julie F. Williams
                                Secretary

cc:  Linda Stirling